Investments in Joint Ventures - Schedule of Entity Joint Ventures (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Spacegas Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Principal activity	Ownership and operation of the vessel “Gas Defiance”
Equity Method Investment, Ownership Percentage	50.10%	50.10%
Financial Power Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Principal activity	Ownership and operation of the vessel “Gas Shuriken”
Equity Method Investment, Ownership Percentage	50.10%	50.10%
Cannes View Inc [Member]
Schedule of Equity Method Investments [Line Items]
Principal activity	Ownership and operation of the vessel “Gas Haralambos”
Equity Method Investment, Ownership Percentage	0.00%	50.10%
Colorado Oil and Gas Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Principal activity	Ownership and operation of the vessel “Eco Lucidity”
Equity Method Investment, Ownership Percentage	0.00%	50.10%
MGC Agressive Holdings Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Principal activity	Ownership and operation of the vessels “Eco Etheral”1 and “Eco Sorcerer”
Equity Method Investment, Ownership Percentage	51.00%	51.00%